Details of Significant Accounts - Share-based payment, schedule of movements of outstanding share incentive plan (Details) shares in Thousands						12 Months Ended
	Nov. 02, 2023 shares	Aug. 21, 2023 shares	May 23, 2023 shares	Jan. 03, 2023 shares	Jan. 21, 2022 shares	Dec. 31, 2023 shares $ / shares	Dec. 31, 2022 shares $ / shares
No. of options
Options exercisable at December 31 (in shares)							0
Share Incentive Plan
No. of options
Options outstanding at January 1 (in shares)						2,063	0
Options granted (in shares)	5	7	2,260	8	2,143	2,288	2,143
Options forfeited (in shares)						(278)	(80)
Options outstanding at December 31 (in shares)						4,073	2,063
Weighted-average exercise price per share
Options outstanding at January 1 (in USD per share) | $ / shares						$ 3.95	$ 0
Options granted (in USD per share) | $ / shares						4.93	3.95
Options forfeited (in USD per share) | $ / shares						4.34	3.95
Options outstanding at December 31 (in USD per share) | $ / shares						$ 4.47	$ 3.95